Significant Accounting Policies - Reconciliation of Numerator and Denominator Used to Compute Basic and Diluted Net Income/(loss) Per Share (Details) - USD ($)	3 Months Ended		4 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Numerator:
Allocation of net income/(loss)	$ (120,922)	$ 1,860,636	$ (21,985)	$ (21,985)	$ 647,958	$ 2,754,826	$ 5,445,176
Class A Common Stock
Numerator:
Allocation of net income/(loss)	$ (85,523)	$ 1,987,592			$ 782,312	$ 3,029,171	$ 5,938,019
Denominator:
Weighted-average shares outstanding	40,000,000	40,000,000			40,000,000	32,264,000	36,164,000
Basic and diluted net income/(loss) per share	$ 0.00	$ 0.05			$ 0.02	$ 0.09	$ 0.16
Class F Common Stock
Numerator:
Allocation of net income/(loss)	$ (35,399)	$ (126,956)	$ (21,985)		$ (134,354)	$ (274,345)	$ (492,843)
Denominator:
Weighted-average shares outstanding	10,000,000	10,000,000	10,781,250		10,000,000	10,328,047	10,162,656
Basic and diluted net income/(loss) per share	$ 0.00	$ (0.01)	$ 0.00		$ (0.01)	$ (0.03)	$ (0.05)